EQ ADVISORS TRUSTSM

EQ/Fidelity Institutional AM® Large Cap Portfolio

SUPPLEMENT DATED DECEMBER 12, 2024 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2024, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus and Prospectus of EQ Advisors Trust (“Trust”) dated May 1, 2024, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

Effective immediately, Pranay Kirpalani of FIAM LLC has been appointed as a Co-Manager for the EQ/Fidelity Institutional AM® Large Cap Portfolio (the “Portfolio”), succeeding Douglas Simmons, and Christopher Lin of FIAM LLC has been appointed as a Co-Manager for the Portfolio, succeeding Mirza Ali Khan and Priyanshu Bakshi. All references to Douglas Simmons, Mirza Ali Khan and Priyanshu Bakshi in the Summary Prospectus and Prospectus are deleted in their entirety.

In the section of the Summary Prospectus and Prospectus entitled “EQ/Fidelity Institutional AM® Large Cap Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: FIAM LLC (“FIAM” or the “Sub-Adviser”)”, the table is deleted in its entirety and replaced with the following table:

Name	Title	Date Began Managing the Portfolio
Chris Lee	Head of FMR’s Stock Selector Large Cap and FIAM Global Sector teams; Co-Manager of FIAM	August 2022
Steven Kaye	Co-Manager (health care sector) of FIAM	September 2018
Pierre Sorel	Co-Manager (financials and real estate sectors) of FIAM	September 2018
Ashley Fernandes, CFA®	Co-Manager (energy and materials sectors) of FIAM	December 2019
Matthew Drukker	Co-Manager (communication services sector) of FIAM	January 2022
Chad Colman	Co-Manager (industrials sector) of FIAM	August 2022
Nicola Stafford	Co-Manager (consumer discretionary sector) of FIAM	June 2024
Laurie Mundt	Co-Manager (consumer staples sector) of FIAM	June 2024
Ingrid Chung	Co-Manager (communication services sector) of FIAM	July 2024
Pranay Kirpalani	Co-Manager (utilities sector) of FIAM	December 2024
Christopher Lin	Co-Manager (information technology sector) of FIAM	December 2024

In the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — FIAM LLC”, the second paragraph is deleted in its entirety and replaced with the following information:

Chris Lee, Steven Kaye, Pierre Sorel, Ashley Fernandes, Matthew Drukker, Chad Colman, Nicola Stafford, Laurie Mundt, Ingrid Chung, Pranay Kirpalani and Christopher Lin are primarily responsible for the investment decisions for the EQ/Fidelity Institutional AM® Large Cap Portfolio.

Chris Lee is Head of FMR’s Stock Selector Large Cap and FIAM Global Sector teams. Since joining Fidelity Investments in 2004, Mr. Lee has worked as an analyst, portfolio manager, sector leader, and managing director of research.

Steven Kaye is a member of FMR’s Stock Selector Large Cap Group (health care sector). Since joining Fidelity Investments in 1985, Mr. Kaye has worked as a research analyst, assistant director of equity research, and portfolio manager.

Pierre Sorel is a member of FMR’s Stock Selector Large Cap Group (financials and real estate sectors). Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager.

Ashley Fernandes, CFA® is a member of FMR’s Stock Selector Large Cap Group (energy and materials sectors). Since joining Fidelity Investments in 2008, Mr. Fernandes has worked as a global energy analyst, research analyst and portfolio manager.

Matthew Drukker is a member of FMR’s Stock Selector Large Cap Group (communication services sector). Since joining Fidelity Investments in 2007, Mr. Drukker has worked as a research analyst and portfolio manager.

Chad Colman is a member of FMR’s Stock Selector Large Cap Group (industrials sector). Since joining Fidelity Investments in 2009, Mr. Colman has worked as a research analyst, portfolio manager, and global sector leader.

Nicola Stafford is a member of FMR’s Stock Selector Large Cap Group (consumer discretionary sector). Since joining Fidelity Investments in 2001, Ms. Stafford has worked as a research analyst and portfolio manager.

Laurie Mundt is a member of FMR’s Stock Selector Large Cap Group (consumer staples sector). Since joining Fidelity Investments in 2008, Ms. Mundt has worked as a research analyst and portfolio manager.

Ingrid Chung is a member of FMR’s Stock Selector Large Cap Group (consumer discretionary and communication services sectors). Since joining Fidelity Investments in 2012, Ms. Chung has worked as a research analyst and portfolio manager.

Pranay Kirpalani is a member of FMR’s Stock Selector Large Cap Group (utilities sector). Since joining Fidelity Investments in 2019, Mr. Kirpalani has worked as a research analyst and portfolio manager.

Christopher Lin is a member of FMR’s Stock Selector Large Cap Group (information technology sector). Since joining Fidelity Investments in 2002, Mr. Lin has worked as a portfolio manager.